STOCK-BASED COMPENSATION (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
	Feb. 12, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Aug. 20, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to stock options granted		$ 374
Non vested options		86,250
Share-based compensation expense		$ 513	$ 350	$ 0
Common stock, shares authorized		150,000,000	150,000,000
Common stock, shares issued		37,433,333	37,433,333
Common stock, shares outstanding		37,433,333	37,433,333
Au10tix Limited [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance			500,000
Common stock, shares authorized			13,000,000
Common stock, shares issued			12,500,000
Common stock, shares outstanding			12,500,000
Vesting period of options			4 years
Options exercised		0
Options exercisable		0
AU10TIX Technologies B.V [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance					500,000
Options exercised		0
Options exercisable		282,625
AU10TIX Technologies B.V [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total option	500,000
AU10TIX Technologies B.V [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total option	1,000,000